Contingencies (Tables)	12 Months Ended
Sep. 30, 2011
Contingencies [Abstract]
Future Minimum Non-cancelable Lease Payments

For the years ended September 30,

2012	$60,391
2013	47,125
2014	36,153
2015	28,663
Thereafter	77,354

$249,686